ANALYTIC SERIES FUND                                            Member of
                                                                ================
                                                                100% NO LOAD/TM/
                                                                     MUTUAL FUND
                                                                     COUNCIL
                                                                ================
February 2, 1998

Dear Fellow Shareholders,

  The U.S. stock markets continued to climb during the fourth quarter of 1997. Large capitalization ("Blue Chip") indices, such as the S&P 500 Index, continued their strong showing in the U.S. equity markets. Despite its setback of -3.34% in October, the S&P 500 Index returned 2.87% for the quarter and returned 33.36% for the year ended December 31, 1997. The performance of small capitalization stocks tailed off, with the S&P Small Cap 600 Index down -3.10% for the quarter, bringing the return for the year ended December 31, 1997 down to 25.58%. All of the above returns are with dividends reinvested.

  U.S. fixed income markets also continued their rise during the fourth quarter of 1997. Steady economic growth fueled the bond market and all parts of the yield curve benefited. Shorter-term (1-3 years) Treasury issues were up 1.68% for the quarter and 6.66% at year end while intermediate-term (5-10 years) Treasury issues increased 3.51% for the quarter and 10.00% at year end. Longer-term issues gained the most, with 15+ year Treasury issues up 6.69% for the quarter and 15.38% at year end.

ENHANCED EQUITY PORTFOLIO

  As of December 31, 1997, your Portfolio's net asset value increased 29.86% for the year, after a decline of -0.57% in the fourth quarter, while the S&P 500 Index increased 33.36% and 2.87% for the same periods, both with dividends reinvested. At quarter end, your Portfolio's share price was $13.72 after paying its 18th consecutive quarterly dividend from net investment income of $0.05 per share and a capital gain of $1.81. With the addition of the fourth quarter, your Portfolio has now increased 44.66% versus the S&P 500's 44.37% since September 30, 1996, since the inception of the new stock selection model.

  The Fund's success is evident in its Morningstar performance and risk-adjusted performance (Sharpe ratio) --rankings--the Fund ranks in the top quintile and top quartile, respectively, of all (1,651) domestic equity mutual funds for the most recent three-year period ended December 31, 1997.

MASTER FIXED INCOME PORTFOLIO

  As of December 31, 1997, your Portfolio was up 2.17% for the quarter and 10.04% at year end. The Lehman Brothers Government/Corporate Bond Index (LBGC) was up 3.21% for the quarter and 9.75% at year end. At quarter end, the Portfolio's share price was $8.84 after paying its 18th consecutive quarterly dividend from net investment income. The total quarterly dividend paid through December 31 was $0.149 per share with a long-term capital gain of $1.84, and the SEC 30-day yield was 6.36%.

  Morningstar ranks the Master Fixed Income Portfolio among the top 5% of the over 250 funds in its category on both a three-year absolute performance basis and a risk-adjusted performance basis (Sharpe ratio).

SHORT-TERM GOVERNMENT PORTFOLIO

  As of December 31, 1997, your Portfolio's total return was 1.22% for the quarter and 5.49% at year end. The Merrill Lynch 1 to 3 Year Treasury Index increased 1.68% and 6.66%, respectively, for the same periods. At quarter end, the Portfolio's share price was $9.81 after paying its 18th consecutive quarterly dividend from net investment income. The fourth quarter dividend paid through December 31 was $0.140 per share, and the SEC 30-day yield was 5.47%.

  Morningstar ranks the Short-Term Government Portfolio among the top 10% of the nearly 400 funds in its category on a risk-adjusted performance basis (Sharpe ratio).

  These Portfolios are suited for investors with differing risk tolerance levels, allowing investors to easily adjust their portfolio within the Analytic Family of Funds. Should you have any questions regarding your Portfolios' investment strategy or results, please do not hesitate to call us at 1-800-374-2633.

       WE APPRECIATE YOUR BUSINESS AND THANK YOU FOR INVESTING WITH US.

                       Your Investment Management Team:

     /s/ Harindra de Silva                            /s/ Greg McMurran
     Harindra de Silva, Ph.D., CFA                    Greg McMurran
     President/Portfolio Manager                      Chief Investment Officer

              /s/ Bob Bannon                        /s/ Dennis Bein
              Bob Bannon                            Dennis Bein, CFA
              Portfolio Manager                     Portfolio Manager

                                 /s/ Scott Barker
                                 Scott Barker
                                 Portfolio Manager

 ANALYTIC SERIES FUNDTOTAL RETURN*(1)FROM INCEPTION 7/1/93--12/31/97, PERCENT

                                               1 QUARTER 1 YEAR 3 YEAR INCEPTION
                                               --------- ------ ------ ---------
Short-Term Government Portfolio...............    1.22    5.49   7.08     5.12
Master Fixed Income Portfolio.................    2.17   10.04  10.63     7.56
Enhanced Equity Portfolio.....................   -0.57   29.86  29.29    19.73

*Periods greater than six months are annualized.
(1) The investment returns quoted in this letter represent past returns and should not be construed as a guarantee of the Fund's future performance. Returns are net of all fees and expenses. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             Analytic Series Fund
                                 Total Return
                         Growth of $10,000 Investment
                                7/1/93-12/31/97
--------------------------------------------------------------------------------
                           Enhanced Equity Portfolio

                             Average Annual Return
                                    19.73%

                           [LINE GRAPH APPEARS HERE]

                   Enhanced Equity Portfolio    S&P 500           CPI

                                 10                   10              10
        Sep-93             10.16238             10.25575        10.04848
        Dec-93             10.44961             10.49308        10.09695
        Mar-94             10.44691             10.09279        10.19391
        Jun-94             10.21288               10.134        10.24931
        Sep-94             10.53671             10.63296        10.34627
        Dec-94             10.41076             10.63025        10.36704
        Mar-95             11.34275             11.66518        10.48477
        Jun-95             12.48129             12.77207        10.56095
        Sep-95             13.50804             13.78748        10.60942
        Dec-95             14.09203             14.60911         10.6302
        Mar-96             14.86526              15.4032        10.78255
        Jun-96             15.43365              16.0986        10.85181
        Sep-96             15.55413             16.59113        10.92798
        Dec-96             17.32669             17.97997        10.98339
        Mar-97             17.58465             18.44925        11.08034
        Jun-97             20.21168             21.67049        11.09073
        Sep-97             22.63102             23.29577          11.153
        Dec-97             22.50202             23.96436        11.18416

Past performance is not predictive of future performance.


                         Master Fixed Income Portfolio

                             Average Annual Return
                                     7.56%


            Master Fixed Income Portfolio    Lehman Bros. Govt./Corp. Bond Index

                             10                                 10
   Sep-93                10.342                           10.33151
   Dec-93              10.36278                           10.30177
   Mar-94              10.07714                           9.977755
   Jun-94              10.05318                           9.854411
   Sep-94              10.22936                           9.903681
   Dec-94              10.25547                           9.940155
   Mar-95              10.69214                            10.4355
   Jun-95              11.26984                           11.11207
   Sep-95              11.49993                           11.32476
   Dec-95              11.94068                           11.85254
   Mar-96              11.97511                           11.57514
   Jun-96              12.03088                           11.62951
   Sep-96              12.24249                           11.83526
   Dec-96              12.62005                           12.19695
   Mar-97              12.55836                           12.09161
   Jun-97              13.02045                           12.53083
   Sep-97              13.59074                           12.97066
   Dec-97              13.88566                           13.38702

Past performance in not predictive of future performance.

                             Analytic Series Fund
                                 Total Return
                         Growth of $10,000 Investment
                                7/1/93-12/31/97
--------------------------------------------------------------------------------
                        Short Term Government Portfolio

                             Average Annual Return
                                     5.12%

        Short-Term Government Portfolio    Merrill Lynch 1-3 year Treasury Index

                          10                                   10
Sep-93              10.14322                             10.14349
Dec-93              10.19954                             10.20339
Mar-94              10.10081                             10.15248
Jun-94              10.08955                             10.16089
Sep-94              10.20413                               10.261
Dec-94              10.19921                             10.26136
Mar-95              10.54177                             10.60601
Jun-95              10.85596                             10.94602
Sep-95              11.01651                             11.11047
Dec-95              11.27403                              11.3901
Mar-96              11.28659                             11.42814
Jun-96              11.38627                             11.54348
Sep-96               11.5605                             11.73418
Dec-96              11.86934                             11.95725
Mar-97              11.92549                             12.03636
Jun-97              12.12477                             12.30167
Sep-97              12.36969                             12.57283
Dec-97               12.5206                             12.84996

The S&P 500 is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Please note that one cannot invest directly in an unmanaged index.

The investment returns quoted represent past returns, net of all fees and expenses. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Merrill Lynch 1-3 year Treasury Index includes only U.S. Treasury Notes and Bonds with Maturities one year or greater and less than three years.

The Lehman Brothers Government/Corporate Index is an unmanaged index composed of a combination of the Government and Corporate Bond Indices. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued or guaranteed by foreign or international governments or agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end then removed. All returns are market value weighted inclusive of accrued income.

CPI-Consumer Price Index is an index of prices used to measure the change in the cost of basic goods and services in comparison with a fixed base period.

  FEDERAL INCOME TAX INFORMATION (UNAUDITED):

    For the year ended December 31, 1997 $33,583 and $59,055 has been designated as a 28% long-term capital gain dividend for the purpose of the dividend paid deduction on its federal income tax return in The Master Fixed Income Portfolio and the Enhanced Equity Portfolio, respectively. The Enhanced Equity Portfolio has also designated $77,992 as a 20% long-term capital gain dividend for the purpose of the dividend paid deduction on its Federal income tax return.

  For the year ended December 31, 1997, the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 11.21% for the Enhanced Equity Portfolio.

THE ANALYTIC SERIES FUND
SHORT-TERM GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

 PRINCIPAL                                                 MATURITY   MARKET
  AMOUNT                                            COUPON   DATE     VALUE
-------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS--20.98% OF NET ASSETS
 $325,000  Associates Corp. N.A. ................    6.63%  5/15/01 $  328,968
  275,000  Shell Canada Ltd......................    8.88%  1/14/01    295,831
                                                                    ----------
           TOTAL CORPORATE OBLIGATIONS
           (Cost $627,073).......................                      624,799
-------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--40.88%
           Federal National Mortgage
  300,000  Association...........................    7.32%  5/03/06    309,437
           Federal National Mortgage
  350,000  Association...........................    6.83% 10/10/07    352,547
  300,000  Federal Home Loan Mortgage Corp. .....    6.51% 12/10/01    299,517
  250,000  Federal Home Loan Mortgage Corp. .....    7.05% 11/07/06    255,722
                                                                    ----------
           TOTAL ASSET--BACKED SECURITIES
           (Cost $1,218,767).....................                    1,217,223
-------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS--33.73%
  150,000  Treasury Note.........................    6.00%  8/15/00    151,078
  300,000  Treasury Note.........................    5.63% 11/30/00    299,438
  275,000  Treasury Note.........................    5.50% 12/31/00    273,539
  275,000  Treasury Note.........................    6.38%  3/31/01    280,156
                                                                    ----------
           TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $1,005,768).....................                    1,004,211
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (Cost $2,851,608)...............................                   2,846,233
-------------------------------------------------------------------------------
 CASH EQUIVALENTS--7.95%
  236,726  Vista Cash Managed Money Market Fund
           5.21%
           (Cost $236,726).......................                      236,726
                                                                    ----------
 TOTAL INVESTMENTS AND CASH EQUIVALENTS
  (Cost $3,088,334)--103.54%......................                   3,082,959
 EXCESS OTHER LIABILITIES OVER ASSETS (NET)--
  (3.54%).........................................                    (105,415)
-------------------------------------------------------------------------------
 NET ASSETS--100%.................................                  $2,977,544
================================================================================

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
SHORT-TERM GOVERNMENT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

-------------------------------------------------------------------------------
ASSETS:
 Investments at market value (identified cost $2,851,608).......... $2,846,233
 Cash equivalents..................................................    236,726
 Receivable for shares sold........................................    187,974
 Interest receivable...............................................     36,465
 Receivable from investment adviser................................      5,083
-------------------------------------------------------------------------------
  Total assets.....................................................  3,312,481
-------------------------------------------------------------------------------
LIABILITIES:
 Payable for investments purchased.................................    307,828
 Payable for administrative fees...................................      3,869
 Other liabilities.................................................     23,240
-------------------------------------------------------------------------------
  Total liabilities................................................    334,937
-------------------------------------------------------------------------------
NET ASSETS......................................................... $2,977,544
================================================================================
REPRESENTED BY:
 Paid in capital................................................... $3,780,319
 Undistributed net investment income...............................        373
 Net realized loss on investment...................................   (797,773)
 Net unrealized depreciation on investments........................     (5,375)
-------------------------------------------------------------------------------
                                                                    $2,977,544
================================================================================
 Net asset value, purchase and redemption price per outstanding capital share
  (303,637 capital shares outstanding)............................. $     9.81
================================================================================

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
SHORT-TERM GOVERNMENT PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 1997

---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest.............................................................. $ 57,059
---------------------------------------------------------------------------------
  Total investment income..............................................   57,059
---------------------------------------------------------------------------------
EXPENSES:
 Administrative fees...................................................   21,124
 Registration fees.....................................................   15,778
 Shareholder services, reports and notices.............................   14,809
 Audit fees............................................................    9,979
 Investment advisory and management fees...............................    2.791
 Organizational expenses...............................................    2,518
 Custodian fees........................................................      691
 Trustees' fees and expenses...........................................      226
 Other fees............................................................    3,924
---------------------------------------------------------------------------------
  Total expenses.......................................................   71,840
 Reimbursed expenses by the adviser....................................  (66,253)
---------------------------------------------------------------------------------
 Net expenses..........................................................    5,587
---------------------------------------------------------------------------------
 Net investment income.................................................   51,472
---------------------------------------------------------------------------------
NET REALIZED & UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 Net realized loss on investments......................................   (3,860)
 Net change in unrealized appreciation/depreciation on investments.....    2,655
---------------------------------------------------------------------------------
 Net realized and unrealized loss on investments.......................   (1,205)
---------------------------------------------------------------------------------
 Net increase in net assets from operations............................ $ 50,267
=================================================================================

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
SHORT-TERM GOVERNMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                      YEAR ENDED DECEMBER 31,
                                                         1997          1996
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income............................... $    51,472  $  1,521,025
 Net realized loss on investments....................      (3,860)     (444,657)
 Change in unrealized appreciation/depreciation on
  investments........................................       2,655        (8,088)
--------------------------------------------------------------------------------
  Increase in net assets from operations.............      50,267     1,068,280
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income..........................     (51,472)   (1,521,025)
 In excess of net investment income..................        (184)          --
 Return of capital...................................         --        (12,345)
--------------------------------------------------------------------------------
  Decrease in net assets from distributions..........     (51,656)   (1,533,370)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
 Proceeds from sales of 385,159 and 115,424 capital
  shares for the years ended December 31, 1997 and
  1996, respectively.................................   3,777,511     1,165,744
 Proceeds from 5,298 and 149,181 capital shares
  issued upon reinvestment of distributions for the
  years ended December 31, 1997 and 1996,
  respectively.......................................      50,743     1,465,395
 Cost of 189,278 and 2,957,142 capital shares
  redeemed for the years ended December 31, 1997 and
  1996, respectively.................................  (1,856,900)  (29,038,540)
--------------------------------------------------------------------------------
  Increase (decrease) in net assets from fund share
   transactions......................................   1,971,354   (26,407,401)
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets...............   1,969,965   (26,872,491)
  Net assets, beginning of year......................   1,007,579    27,880,070
--------------------------------------------------------------------------------
  Net assets, end of year (including undistributed
   net investment income of $373 and $0,
   respectively)..................................... $ 2,977,544  $  1,007,579
================================================================================

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
SHORT-TERM GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

                                             YEAR ENDED DECEMBER 31
                                      -----------------------------------------
                                       1997    1996    1995     1994     1993
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR..  $ 9.83  $ 9.98  $  9.55  $ 10.03  $ 10.03
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income..............    0.55    0.62     0.56     0.48     0.53
 Net realized and unrealized gains
  (losses) on investments...........   (0.02)  (0.10)    0.43    (0.48)    0.00
--------------------------------------------------------------------------------
  Total from investment operations..    0.53    0.52     0.99     0.00     0.53
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 From net investment income(1)......    0.55    0.66     0.56     0.48     0.53
 Return of capital..................    0.00    0.01     0.00     0.00     0.00
--------------------------------------------------------------------------------
  Total distributions...............    0.55    0.67     0.56     0.48     0.53
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR........  $ 9.81  $ 9.83  $  9.98  $  9.55  $ 10.03
================================================================================
TOTAL RETURN........................    5.54%   5.28%   10.65%    0.00%    5.37%
--------------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period ($000)....  $2,978  $1,008  $27,880  $24,481  $26,097
Ratio of expenses to average net
 assets:
 Before expense reimbursement.......    7.80%   0.76%    0.82%    0.85%    0.75%
 After expense reimbursement........    0.60%   0.56%    0.50%    0.45%    0.45%
Ratio of net investment income to
 average net assets.................    5.53%   5.99%    5.76%    5.37%    4.91%
Portfolio turnover rate.............   33.50%  31.48%   10.15%    3.21%   85.69%
--------------------------------------------------------------------------------

(1) For the year ended December 31, 1997, the distributions in excess of net investment income amounted to $0.002.

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

 PRINCIPAL                                                  MATURITY   MARKET
  AMOUNT                                             COUPON   DATE     VALUE
-------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS--14.61% OF NET ASSETS
 $250,000  Treasury Note..........................    6.25%  2/15/03 $  255,703
  350,000  Treasury Note..........................    6.50%  5/15/05    364,875
  200,000  Treasury Note..........................    8.00%  5/15/01    213,813
                                                                     ----------
           TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $842,922)........................                      834,391
-------------------------------------------------------------------------------
 U.S. MORTGAGE BACKED SECURITIES--12.21%
           Federal National Mortgage Association
  496,070  Pool #251115...........................    7.50%  8/01/27    507,387
           Government National Mortgage
  106,048  Association Pool #344313...............    7.50%  7/15/23    108,996
           Government National Mortgage
   78,921  Association Pool #326210...............    7.50%  9/15/23     81,165
                                                                     ----------
           TOTAL U.S. MORTGAGE BACKED SECURITIES
           (Cost $688,129)........................                      697,548
-------------------------------------------------------------------------------
 U.S. AGENCY OBLIGATIONS--25.13%
  500,000  Federal Home Loan Bank.................    5.88%  8/20/03    497,750
           Federal Home Loan Mortgage
  200,000  Corporation............................    7.05% 11/20/12    198,599
  350,000  Federal National Mortgage Association..    6.20% 11/12/03    345,263
  394,000  Tennessee Valley Authority.............    6.13%  7/15/03    393,677
                                                                     ----------
           TOTAL U.S. AGENCY OBLIGATIONS
           (Cost $1,433,172)......................                    1,435,289
-------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS--23.85%
  150,000  Associates Corp. N.A. .................    6.38%  8/15/98    150,351
  250,000  First Chicago NBD Corp. ...............    6.13%  2/15/06    243,171
  300,000  Gillette Co. ..........................    5.75% 10/15/05    292,863
  200,000  KFW International Finance..............    7.63%  2/15/04    214,605
  200,000  Nippon Telegraph & Telephone...........    6.00%  2/19/98    200,266
  250,000  Philip Morris Companies, Inc. .........    7.63%  5/15/02    261,141
                                                                     ----------
           TOTAL CORPORATE OBLIGATIONS
           (Cost $1,342,796)......................                    1,362,397
-------------------------------------------------------------------------------
           TOTAL FIXED INCOME SECURITIES--75.80%
           (Cost $4,307,019)......................                   $4,329,625
-------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
December 31, 1997


                                             OUTSTANDING OPTIONS
                                               (*INDICATES PUT)
                                -----------------------------------------------
                                                                MARKET VALUE
                                                              -----------------
                                 SHARES  EXPIRATION EXERCISE  PURCHASED WRITTEN
                                OPTIONED    DATE     PRICE     OPTIONS  OPTIONS
-------------------------------------------------------------------------------
COMMON STOCK
-------------------------------------------------------------------------------
BANKS / SAVINGS & LOANS--
 (0.05%)
 BankAmerica Corp. ...........     800     Apr'98   $ 70.00*   $        $ 3,150
-------------------------------------------------------------------------------
BREWERY / SPIRITS & TOBACCO--
 (0.02%)
 Anheuser-Busch Companies,
  Inc. .......................   1,400     Mar'98     40.00*              1,050
-------------------------------------------------------------------------------
ELECTRIC / GAS / WATER
 UTILITIES--(0.00%)
 Unicom Corp. ................     800     Feb'98     22.50*                100
-------------------------------------------------------------------------------
ELECTRONICS--(0.20)%
 Applied Materials, Inc. .....   1,800     Apr'98     32.50*              5,850
 Lam Research Corp. ..........     800     Mar'98     35.00     1,250
 Maxim Integrated Products,
  Inc. .......................   1,400     Feb'98     75.00     2,275
 Morgan Stanley High Tech
  Index.......................     200     Mar'98     42.00*              3,437
 Texas Instruments, Inc. .....   1,200     Apr'98     95.00*              6,900
 Vitesse Semiconductor
  Corp. ......................     600     Apr'98     50.00     1,425
                                                               ------   -------
                                                                4,950    16,187
-------------------------------------------------------------------------------
FINANCIAL SERVICES & BROKERS--
 0.16%
 Concord EFS, Inc. ...........     900     Jun'98     30.00     1,181
 Morgan Stanley...............   1,100     Apr'98     55.00     7,769
                                                               ------
                                                                8,950
-------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER--
 (0.09%)
 International Paper Co. .....   1,300     Apr'98     45.00*              4,956
-------------------------------------------------------------------------------
MEDICAL SUPPLIES & SERVICES--
 (0.03%)
 Tenet Healthcare Corp. ......   2,000     May'98     30.00*              3,500
 United Healthcare Corp. .....   1,000     Jan'98     50.00     1,812
                                                               ------   -------
                                                                1,812     3,500
-------------------------------------------------------------------------------
OIL AND GAS--(0.06%)
 Amex Natural Gas Index.......     300     Jan'98    360.00*              3,375
-------------------------------------------------------------------------------
OIL EQUIPMENT / EXPLORATION &
 SERVICES--(0.17%)
 Smith International, Inc. ...     800     Apr'98     70.00*              9,700
-------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
December 31, 1997

                                                    OUTSTANDING OPTIONS
                                                      (*INDICATES PUT)
                                       ----------------------------------------------
                                                                      MARKET VALUE
                                                                    -----------------
                                        SHARES  EXPIRATION EXERCISE PURCHASED WRITTEN
                                       OPTIONED    DATE     PRICE    OPTIONS  OPTIONS
-------------------------------------------------------------------------------------
COMMON STOCK--(CONTINUED)
-------------------------------------------------------------------------------------
PHARMACEUTICAL & BIOTECHNOLOGY--0.08%
 Centocor, Inc. .....................     700     Apr'98    $45.00   $ 1,050  $
 Gilead Sciences, Inc. ..............     700     May'98     40.00     3,369
                                                                     -------
                                                                       4,419
-------------------------------------------------------------------------------------
PRINT & PUBLISHING--(0.04%)
 Merrill Corp. ......................     900     Apr'98     65.00*             2,138
-------------------------------------------------------------------------------------
RESTAURANTS & LODGING--(0.09%)
 Hilton Hotels Corp. ................   2,000     Apr'98     30.00*             5,125
-------------------------------------------------------------------------------------
RAILROAD / TRUCKING / MISCELLANEOUS--
 (0.03%)
 Illinois Central Corp. .............     800     Mar'98     35.00*             1,650
-------------------------------------------------------------------------------------
SPECIALTY RETAIL / WHOLESALE--(0.07%)
 Bed Bath & Beyond, Inc. ............     700     Feb'98     35.00     3,500
 Reebok International Ltd. ..........     800     Apr'98     40.00*             9,100
 Williams-Sonoma, Inc. ..............     600     Feb'98     45.00     1,538
                                                                     -------  -------
                                                                       5,038    9,100
-------------------------------------------------------------------------------------
TELECOMMUNICATIONS & EQUIPMENT--
 (0.16%)
 Lucent Technologies, Inc............     800     Apr'98     80.00*             4,800
 Western Wireless Corp...............   1,700     May'98     17.50*             4,250
                                                                              -------
                                                                                9,050
                                                                     -------  -------
 TOTALS..............................                                $25,169  $69,081
=====================================================================================

TOTAL FIXED INCOME SECURITIES--75.80%
 (Cost $4,307,019).................................................. $4,329,625
TOTAL PURCHASED OPTIONS--0.44%
 (Cost $32,346).....................................................     25,169
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--76.24%
 (Cost $4,339,365)..................................................  4,354,794
TOTAL WRITTEN OPTIONS--(1.21%)
 (Premiums Received $70,262)........................................    (69,081)
CASH EQUIVALENTS--24.38%
 Vista Cash Managed Money Market Fund 5.21% (Cost $1,392,538).......  1,392,538
EXCESS OTHER ASSETS OVER LIABILITIES (NET)--0.59%...................     33,309
--------------------------------------------------------------------------------
NET ASSETS--100%.................................................... $5,711,560
================================================================================

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                               PERCENT OF
                               NET ASSETS
                               ----------
 1. Federal National Mortgage
    Association Pool #25115
    7.50%,  8/1/27...........     8.9%
 2.Federal Home Loan Bank
    5.88%, 8/20/03...........     8.7
 3.Tennessee Valley Authority
    6.13%, 7/15/03...........     6.9
 4.U.S. Treasury Note 6.50%,
    5/15/05..................     6.4
 5.Federal National Mortgage
    Association 6.20%,
    11/12/03.................     6.0

                              PERCENT OF
                              NET ASSETS
                              ----------
 6.Gillette Co. 5.75%,
 10/15/05....................    5.1%
 7.Phillip Morris Companies,
    Inc. 7.63%, 5/15/02......    4.6
 8.U.S. Treasury Note 6.25%,
    2/15/03..................    4.5
 9.First Chicago NBD Corp.
    6.13%, 2/15/06...........    4.3
10.KFW International Finance
    7.63%, 5/15/04...........    3.8

--------------------------------------------------------------------------------
*Excludes cash equivalents

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

-------------------------------------------------------------------------------
ASSETS:
 Investments at market value (identified cost $4,339,365).......... $4,354,794
 Cash equivalents..................................................  1,392,538
 Interest receivable...............................................     73,605
 Receivable from investment adviser................................      9,785
 Receivable for shares sold........................................      8,000
-------------------------------------------------------------------------------
  Total assets.....................................................  5,838,722
-------------------------------------------------------------------------------
LIABILITIES:
 Written options outstanding at market value (premiums received
  $70,262).........................................................     69,081
 Distributions payable.............................................     22,606
 Payable for administrative fees...................................      6,850
 Other liabilities.................................................     28,625
-------------------------------------------------------------------------------
  Total liabilities................................................    127,162
-------------------------------------------------------------------------------
NET ASSETS......................................................... $5,711,560
===============================================================================
REPRESENTED BY:
 Paid in capital................................................... $5,741,144
 Undistributed net investment income...............................      1,406
 Distributions in excess of net realized gains.....................    (47,600)
 Net unrealized appreciation of investments........................     16,610
-------------------------------------------------------------------------------
                                                                    $5,711,560
===============================================================================
 Net asset value, purchase and redemption price per outstanding capital share
  (645,955 capital shares outstanding)............................. $     8.84
================================================================================

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 1997

------------------------------------------------------------------
INVESTMENT INCOME:
 Interest............................................  $1,521,759
 Dividend............................................       5,630
------------------------------------------------------------------
Total investment income..............................   1,527,389
------------------------------------------------------------------
EXPENSES:
 Investment advisory and management fees.............     106,124
 Administrative fees.................................      55,769
 Registration fees...................................      21,879
 Custodian fees......................................      18,533
 Shareholder services, reports, and notices..........      15,276
 Legal fees..........................................      10,919
 Trustees' fees and expenses.........................      10,815
 Audit fees..........................................       8,845
 Amortization of organization cost...................       2,988
 Miscellaneous fees..................................       4,480
------------------------------------------------------------------
  Total expenses.....................................     255,628
------------------------------------------------------------------
 Reimbursed expenses by the adviser..................     (40,662)
 Expense reductions..................................        (800)
------------------------------------------------------------------
 Net expenses........................................     214,166
------------------------------------------------------------------
 Net investment income...............................   1,313,223
------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments........................................     591,179
  Written options....................................     412,526
  Futures............................................     (67,687)
------------------------------------------------------------------
TOTAL NET REALIZED GAIN..............................     936,018
------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION:
 Investments.........................................    (214,180)
 Written options.....................................     148,413
------------------------------------------------------------------
NET CHANGE IN UNREALIZED
 APPRECIATION / DEPRECIATION.........................     (65,767)
------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN.....................     870,251
------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS...........  $2,183,474
==================================================================

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                      YEAR ENDED DECEMBER 31,
                                                          1997         1996
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income............................... $  1,313,223  $ 1,517,339
 Net realized gain on investments....................      936,018      388,620
 Change in unrealized appreciation/depreciation on
  investments........................................      (65,767)    (351,052)
--------------------------------------------------------------------------------
  Increase in net assets from operations.............    2,183,474    1,554,907
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income..........................   (1,311,868)  (1,517,896)
 From net realized gains.............................     (936,018)    (355,905)
 In excess of net realized gains.....................      (46,569)      (1,929)
--------------------------------------------------------------------------------
  Decrease in net assets from distributions..........   (2,294,455)  (1,875,730)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
 Proceeds from sales of 726,794 and 1,071,233 capital
  shares for the years ended December 31, 1997 and
  1996, respectively.................................    7,587,121   10,955,161
 Proceeds from 129,365 and 22,483 capital shares
  issued upon reinvestment of distributions for the
  years ended December 31, 1997 and 1996,
  respectively.......................................    1,166,897      231,188
 Cost of 3,026,174 and 665,512 capital shares
  redeemed for the years ended December 31, 1997 and
  1996, respectively.................................  (31,857,016)  (6,807,732)
--------------------------------------------------------------------------------
  Increase (decrease) in net assets from fund share
   transactions......................................  (23,102,998)   4,378,617
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets...............  (23,213,979)   4,057,794
  Net assets, beginning of year......................   28,925,539   24,867,745
--------------------------------------------------------------------------------
  Net assets end of year (including undistributed net
   investment income of $1,406 and $0,
   respectively)..................................... $  5,711,560  $28,925,539
================================================================================

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                           YEAR ENDED DECEMBER 31
                                    ------------------------------------------
                                     1997     1996     1995     1994     1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 YEAR.............................. $ 10.27  $ 10.41  $  9.50  $10.26   $10.06
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.............    0.59     0.58     0.61    0.64     0.67
 Net realized and unrealized gains
  (losses) on investments..........    0.41    (0.01)    0.91   (0.75)    0.41
-------------------------------------------------------------------------------
  Total from investment opera-
   tions...........................    1.00     0.57     1.52   (0.11)    1.08
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 From net investment income........    0.59     0.58     0.61    0.64     0.67
 From net realized gains...........    1.75     0.12     0.00    0.01     0.21
 In excess of net realized gains...    0.09     0.01     0.00    0.00     0.00
-------------------------------------------------------------------------------
  Total distributions..............    2.43     0.71     0.61    0.65     0.88
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR....... $  8.84  $ 10.27  $ 10.41  $ 9.50   $10.26
================================================================================
TOTAL RETURN.......................   10.04%    5.69%   16.43%  (1.04)%  10.94%
================================================================================
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period ($000)... $ 5,712  $28,926  $24,868  $6,155   $8,066
Ratio of expenses to average net
 assets:
 Before expense reimbursement......    1.09%    0.97%    1.03%   1.17%    1.04%
 After expense reimbursement.......    0.90%    0.72%    0.69%   0.60%    0.60%
Ratio of net investment income to
 average net assets................    5.60%    5.66%    5.99%   7.16%    6.39%
Portfolio turnover rate............   39.98%   21.95%   31.82%  44.30%  105.39%
Average commission rate(1)......... $0.0375  $0.0418  $0.0277     --       --
-------------------------------------------------------------------------------

(1) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged. The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and sold. Each option contract is 100 shares.

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

                                                               INVESTMENTS
                                                           --------------------
                                                           NUMBER OF   MARKET
                                                            SHARES     VALUE

-------------------------------------------------------------------------------
COMMON STOCKS
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.56% OF NET ASSETS
 Boeing Co. ..............................................   1,558   $   76,245
 Lockheed Martin Corp. ...................................   1,533      151,000
 Northrop Grumman Corp. ..................................     230       26,450
 Raytheon Co., Class A....................................     147        7,249
                                                                     ----------
                                                                        260,944
-------------------------------------------------------------------------------
AUTO & TRUCK--6.79%
 Johnson Controls, Inc. ..................................   3,240      154,710
 Chrysler Corp. ..........................................   3,378      118,863
 General Motors Corp. ....................................   2,316      140,407
 Navistar International Corp.**...........................   3,379       83,841
                                                                     ----------
                                                                        497,821
-------------------------------------------------------------------------------
BANKS / SAVINGS & LOANS--15.16%
 Banc One Corp. ..........................................   2,775      150,717
 Bankers Trust New York Corp. ............................     967      108,727
 Barnett Banks, Inc. .....................................   1,400      100,625
 Chase Manhattan Corp. ...................................   1,643      179,908
 Citicorp.................................................   1,127      142,495
 First Chicago NBD Corp. .................................     436       36,406
 First Union Corp. (N.C.).................................   3,000      153,750
 NationsBank Corp. .......................................   3,085      187,607
 Washington Mutual, Inc. .................................     803       51,241
                                                                     ----------
                                                                      1,111,476
-------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO--5.72%
 Coca-Cola Co. ...........................................   2,387      159,034
 Conagra, Inc. ...........................................     594       19,491
 Philip Morris Companies, Inc. ...........................   5,312      240,700
                                                                     ----------
                                                                        419,225
-------------------------------------------------------------------------------
COMMERCIAL SERVICES--0.59%
 Federal Express Corp.**..................................     300       18,319
 Interpublic Group of Companies, Inc. ....................     500       24,906
                                                                     ----------
                                                                         43,225
-------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
December 31, 1997

                                                               INVESTMENTS
                                                           --------------------
                                                           NUMBER OF   MARKET
                                                            SHARES     VALUE

-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
COMPUTERS--5.30%
 International Business Machines Corp. ...................   2,283   $  238,716
 Unisys Corp.**...........................................  10,812      150,017
                                                                     ----------
                                                                        388,733
-------------------------------------------------------------------------------
COSMETICS--1.24%
 Alberto-Culver Co. Class B...............................     350       11,222
 Proctor & Gamble Co. ....................................   1,000       79,812
                                                                     ----------
                                                                         91,034
-------------------------------------------------------------------------------
ELECTRIC / GAS / WATER UTILITIES--2.22%
 People's Energy Corp. ...................................   4,022      158,366
 Southern Co. ............................................     151        3,907
                                                                     ----------
                                                                        162,273
-------------------------------------------------------------------------------
ELECTRONICS--2.04%
 General Electric Co. ....................................     236       17,317
 Intel Corp. .............................................     549       38,567
 Tektronix, Inc. .........................................   2,354       93,424
                                                                     ----------
                                                                        149,308
-------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE--1.19%
 The Walt Disney Co. .....................................     883       87,472
-------------------------------------------------------------------------------
FINANCIAL SERVICES & BROKERS--0.68%
 Green Tree Financial Corp. ..............................   1,906       49,913
-------------------------------------------------------------------------------
FOOD PROCESSING & WHOLESALE--2.88%
 Fleming Companies, Inc. .................................   4,973       66,825
 Great Atlantic & Pacific Tea Company, Inc. ..............     836       24,819
 Pepsico, Inc. ...........................................   1,493       54,401
 SuperValu, Inc. .........................................   1,551       64,948
                                                                     ----------
                                                                        210,993
-------------------------------------------------------------------------------
HEALTH CARE--1.41%
 Guidant Corp. ...........................................     548       34,113
 Humana, Inc.**...........................................   3,332       69,139
                                                                     ----------
                                                                        103,252
-------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
December 31, 1997

                                                               INVESTMENTS
                                                           --------------------
                                                           NUMBER OF   MARKET
                                                            SHARES     VALUE

-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
INSURANCE--2.73%
 Loews Corp. .............................................   1,452   $  154,094
 Travelers Group, Inc. ...................................     849       45,740
                                                                     ----------
                                                                        199,834
-------------------------------------------------------------------------------
MACHINERY--3.83%
 Caterpillar, Inc. .......................................   1,448       70,319
 NACCO Industries, Inc., Class A..........................   1,965      210,623
                                                                     ----------
                                                                        280,942
-------------------------------------------------------------------------------
METALS & MINING--2.12%
 Armco, Inc. .............................................  27,538      135,969
 Freeport-McMoRan Copper & Gold, Inc., Class B............   1,230       19,373
                                                                     ----------
                                                                        155,342
-------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING--5.02%
 Eastman Kodak Co. .......................................   1,100       66,894
 Eaton Corp. .............................................   1,393      124,325
 Tyco International Ltd. .................................   3,914      176,375
                                                                     ----------
                                                                        367,594
-------------------------------------------------------------------------------
OFFICE EQUIPMENT--3.02%
 Harris Corp. ............................................   3,265      149,782
 Pitney Bowes, Inc. ......................................     794       71,410
                                                                     ----------
                                                                        221,192
-------------------------------------------------------------------------------
OIL / GAS DOMESTIC--1.36%
 Atlantic Richfield Co. ..................................   1,113       89,179
 Union Pacific Resources Group, Inc. .....................     444       10,767
                                                                     ----------
                                                                         99,946
-------------------------------------------------------------------------------
OIL / GAS INTERNATIONAL--7.59%
 Amoco Corp. .............................................   1,161       98,830
 Ashland, Inc. ...........................................   3,161      169,706
 Chevron Corp. ...........................................     274       21,098

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
December 31, 1997

                                                               INVESTMENTS
                                                           --------------------
                                                           NUMBER OF   MARKET
                                                            SHARES     VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
OIL / GAS INTERNATIONAL--(CONTINUED)
 Royal Dutch Petroleum Co. (NY Shares)....................     259   $   14,035
 Sun Co., Inc ............................................   2,399      100,908
 Texaco, Inc. ............................................   2,791      151,761
                                                                     ----------
                                                                        556,338
-------------------------------------------------------------------------------
PAPER & PACKAGING--1.44%
 Stone Container Corp.**..................................  10,132      105,753
-------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY--9.66%
 Abbott Laboratories......................................   2,267      148,630
 American Home Products Corp. ............................     224       17,136
 Bristol Myers Squibb Co. ................................     718       67,941
 Johnson & Johnson........................................   1,410       92,884
 Merck & Co. .............................................   1,833      194,756
 Warner-Lambert Co. ......................................   1,506      186,744
                                                                     ----------
                                                                        708,091
-------------------------------------------------------------------------------
RESTAURANTS & LODGING--2.13%
 Darden Restaurants, Inc .................................  12,491      156,138
-------------------------------------------------------------------------------
RETAIL--2.13%
 Sears Roebuck & Co. .....................................   3,456      156,384
-------------------------------------------------------------------------------
TELECOMMUNICATION UTILITIES--7.82%
 G T E Corp. .............................................   2,837      148,233
 SBC Communications, Inc. ................................   2,923      214,110
 U.S. WEST Communications, Inc. ..........................   3,272      147,649
 WorldCom, Inc.**.........................................   2,100       63,525
                                                                     ----------
                                                                        573,517
-------------------------------------------------------------------------------
TELECOMMUNICATIONS & EQUIPMENT--0.30%
 Northern Telecom, Ltd. ..................................     244       21,716
-------------------------------------------------------------------------------
TRANSPORTATION--0.05%
 Ryder System, Inc. ......................................     121        3,963
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $6,692,347).....................            7,182,419
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--97.98%
 (Cost $6,692,347)........................................           $7,182,419
-------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
December 31, 1997


                                                 OUTSTANDING OPTIONS
                                      -----------------------------------------
                                                                   MARKET VALUE
                                                                   ------------
                                       SHARES  EXPIRATION EXERCISE   WRITTEN
                                      OPTIONED    DATE     PRICE     OPTIONS
                                      -------- ---------- -------- ------------
WRITTEN OPTIONS--(0.35%)
S&P 500 Index (Premiums Received
 $20,234)............................   500      Jan'98   $410.00       26,000
                                                                    ----------
CASH EQUIVALENTS--2.38%
 Vista Cash Managed Money Market Fund
  5.21% (Cost $174,782)..............                                  174,782
EXCESS LIABILITIES OVER OTHER ASSETS
 (NET)--(0.01%)......................                                     (359)
                                                                    ----------
NET ASSETS--(100%)...................                               $7,330,842
                                                                    ==========

**Non-income producing security
--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                              PERCENT OF
                              NET ASSETS
                              ----------
 1. Philip Morris Companies,
 Inc.........................    3.3%
 2. International Business
  Machines Corp. ............    3.3
 3. SBC Communications,
 Inc. .......................    2.9
 4. NACCO Industries, Inc.,
 Class A.....................    2.9
 5. Merck & Co. .............    2.7

                              PERCENT OF
                              NET ASSETS
                              ----------
 6. NationsBank Corp. ......     2.6%
 7. Warner-Lamber Co. ......     2.5
 8. Chase Manhattan Corp. ..     2.5
 9. Tyco International
 Ltd. ......................     2.4
10. Ashland, Inc. ..........     2.3

--------------------------------------------------------------------------------
*Excludes cash equivalents

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

-------------------------------------------------------------------------------
ASSETS:
 Investments at market value (identified cost $6,692,347).......... $7,182,419
 Cash equivalent...................................................    174,782
 Cash held by brokers..............................................     30,095
 Dividends receivable..............................................     12,677
 Receivable for shares sold........................................     12,500
 Receivable from investment advisor................................      1,875
-------------------------------------------------------------------------------
  Total assets.....................................................  7,414,348
-------------------------------------------------------------------------------
LIABILITIES:
 Written options outstanding at market value (premiums received
  $20,234).........................................................     26,000
 Distributions payable.............................................     24,410
 Payable for administrative fees...................................      5,063
 Payable for variation margin on futures...........................        150
 Other Liabilities.................................................     27,883
-------------------------------------------------------------------------------
  Total liabilities................................................     83,506
-------------------------------------------------------------------------------
NET ASSETS......................................................... $7,330,842
===============================================================================
REPRESENTED BY:
 Paid in capital................................................... $6,845,580
 Distributions in excess of net investment income..................       (656)
 Distributions in excess of net realized gain......................    (12,314)
 Net unrealized appreciation on investments........................    498,232
-------------------------------------------------------------------------------
                                                                    $7,330,842
===============================================================================
 Net asset value, purchase and redemption price per outstanding capital share
  (534,370 capital shares outstanding)............................. $    13.72
===============================================================================

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 1997

------------------------------------------------------------------
INVESTMENT INCOME:
 Dividend............................................  $   92,284
 Interest............................................      17,285
------------------------------------------------------------------
  Total investment income............................     109,569
------------------------------------------------------------------
EXPENSES:
 Investment advisory and management fees.............      30,331
 Administrative fees.................................      24,891
 Registration fees...................................      16,410
 Shareholders services, reports, and notices.........      16,263
 Audit fees..........................................       6,733
 Custodian fees......................................       4,491
 Amortization of organization cost...................       4,185
 Legal fees..........................................       3,539
 Trustees' fees and expenses.........................       1,053
 Miscellaneous fees..................................       3,028
------------------------------------------------------------------
  Total expenses.....................................     110,924
------------------------------------------------------------------
 Reimbursed expenses by the adviser..................     (60,408)
------------------------------------------------------------------
 Net expenses........................................      50,516
------------------------------------------------------------------
 Net investment income...............................      59,053
------------------------------------------------------------------
NET REALIZED GAIN ON:
  Investments........................................     719,023
  Written options....................................      43,964
  Futures............................................      80,114
------------------------------------------------------------------
 Total net realized gain.............................     843,101
------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION:
  Investments........................................     259,609
  Written options....................................      (5,766)
  Futures............................................      13,926
------------------------------------------------------------------
TOTAL NET CHANGE IN UNREALIZED
 APPRECIATION / DEPRECIATION.........................     267,769
------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS....................   1,110,870
------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS...........  $1,169,923
==================================================================

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                      YEAR ENDED DECEMBER 31,
                                                          1997         1996
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income............................... $     59,053  $    44,694
 Net realized gain on investments....................      843,101      784,299
 Change in unrealized appreciation/depreciation on
  investments........................................      267,769     (197,964)
--------------------------------------------------------------------------------
  Increase in net assets from operations.............    1,169,923      631,029
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income..........................      (59,053)     (44,694)
 In excess of net investment income..................       (4,391)         --
 From net realized gains.............................     (843,101)    (784,299)
 In excess of net realized gains.....................      (10,895)      (1,613)
--------------------------------------------------------------------------------
  Decrease in net assets from distributions..........     (917,440)    (830,606)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
 Proceeds from sales of 410,633 and 72,792 capital
  shares for the years ended December 31, 1997 and
  1996, respectively.................................    5,881,889    1,003,474
 Proceeds from 64,869 and 68,061 capital shares is-
  sued upon reinvestment of distributions for the
  years ended December 31, 1997 and 1996, respective-
  ly.................................................      892,423      826,051
 Cost of 232,295 and 28,811 capital shares redeemed
  for the years ended December 31, 1997 and 1996,
  respectively.......................................   (3,214,594)    (428,908)
--------------------------------------------------------------------------------
  Increase in net assets from fund share transac-
   tions.............................................    3,559,718    1,400,617
--------------------------------------------------------------------------------
 Net increase in net assets..........................    3,812,201    1,201,040
  Net assets, beginning of year......................    3,518,641    2,317,601
--------------------------------------------------------------------------------
  Net assets end of year (including distributions in
   excess of net investment income of $656 and $0,
   respectively)..................................... $  7,330,842  $ 3,518,641
================================================================================

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

                                           YEAR ENDED DECEMBER 31
                                    ------------------------------------------
                                     1997     1996     1995     1994     1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 YEAR.............................. $ 12.09  $ 12.94  $  9.83  $10.15   $10.02
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.............    0.15     0.21     0.23    0.28     0.40
 Net realized and unrealized gains
  (losses) on investments and op-
  tions............................    3.45     2.74     3.22   (0.32)    0.62
-------------------------------------------------------------------------------
  Total from investment opera-
   tions...........................    3.60     2.95     3.45   (0.04)    1.02
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 From net investment income........    0.15     0.21     0.23    0.28     0.40
 In excess of net investment in-
  come.............................    0.01      --       --      --       --
 From net realized gains...........    1.79     3.58     0.11     --      0.37
 In excess of net realized gains...    0.02     0.01      --      --       --
 Return of capital.................     --       --       --      --      0.12
-------------------------------------------------------------------------------
  Total distributions..............    1.97     3.80     0.34    0.28     0.89
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR....... $ 13.72  $ 12.09  $ 12.94  $ 9.83   $10.15
===============================================================================
TOTAL RETURN.......................   29.86%   22.95%   35.36%  (0.37)%  10.07%
===============================================================================
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period ($000)... $ 7,331  $ 3,519  $ 2,318  $1,511   $  903
Ratio of expenses to average net
 assets
 Before expense reimbursement......    2.24%    1.51%    1.33%   1.35%    1.35%
 After expense reimbursement.......    1.00%    0.91%    0.50%   0.24%    0.57%
Ratio of net investment income to
 average net assets................    1.17%    1.53%    2.02%   3.24%    2.16%
Portfolio turnover rate............  189.39%  179.47%   10.15%  24.75%   76.34%
Average commission rate(1)......... $0.0288  $0.0658  $0.0431     --       --
-------------------------------------------------------------------------------

(1) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged. The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and sold. Each option contract is 100 shares.

                See accompanying Notes to Financial Statements.

                           THE ANALYTIC SERIES FUND

                         NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Analytic Series Fund (the "Fund") was organized on November 18, 1992, under the laws of the state of Delaware, and is registered under the Investment Company Act of 1940, as amended, as a no load, open-end investment company or "mutual fund" consisting of three separate diversified portfolios. These portfolios are : the Short-Term Government Portfolio, the Master Fixed Income Portfolio and the Enhanced Equity Portfolio. Operations commenced on November 30, 1992.

The investment objective of each of the portfolios as stated in the prospectus is as follows:

  Short-Term Government Portfolio--to provide a high level of income consistent with both low fluctuations in market value and low credit risk. At least 80% of the total assets of the portfolio will normally be invested in U.S. government securities.

  Master Fixed Income Portfolio--to provide above-average total returns from a diversified bond portfolio consisting primarily of domestic government, corporate, and mortgage-related fixed income securities.

  Enhanced Equity Portfolio--to provide above-average total returns from a diversified equity portfolio which consists primarily of domestic common stocks and related investment such as options and futures.

DERIVATIVE FINANCIAL INSTRUMENTS--Each portfolio may utilize various call option, put option, and financial futures strategies in pursuit of its objective. These techniques will be used to hedge against changes in securities prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the portfolio to reduce the volatility of the currency exposure associated with foreign securities, or as an efficient means of adjusting exposure to stock or bond markets, and not for speculation. The Portfolios will only write covered call and cash secured put options on common stock or stock indices.

ESTIMATES--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

INVESTMENT VALUATION--Common stocks and outstanding options are recorded at market value. Investments traded on securities exchanges are valued at the last sale price on the day of the valuation or, in the absence of a sale that day, at the mean between the last current bid and asked prices. Fixed income securities are valued on the basis of prices provided by a pricing service. Fixed income securities that have remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, if it approximates market value. Investments for which quotations are not readily available, including circumstances in which it is determined by Analytic-TSA Global Asset Management, Inc. (the "Adviser") the bid or asked prices are not reflective of an investment's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees.

INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Investment transactions are accounted for on the trade date (the date the

                           THE ANALYTIC SERIES FUND
order to buy or sell is executed). Realized gains or losses from investment transactions are reported on an identified cost basis for financial statements.

EXPENSE REDUCTIONS--The Master Fixed Income Portfolio has directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. This amount is shown as an expense reduction on the statement of operations.

WRITTEN OPTION ACCOUNTING PRINCIPLES--When a covered put or call option is written in a portfolio, an amount equal to the premium received by the portfolio is included in the portfolio's statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written.

When a covered written call expires on its stipulated expiration date, or if the portfolio enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

When a portfolio writes a covered put option, cash equal to the exercise price is placed in an interest-bearing escrow account to secure the outstanding put option. When a put option expires, or if the portfolio enters into a closing purchase transaction, the portfolio will realize a gain or loss on the option transaction, the cash is released from escrow, and the liability related to such option is extinguished. When a put option is exercised, the portfolio uses the cash in escrow to purchase the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

FEDERAL INCOME TAXES--It is the Fund's intention to comply with the provisions of the Internal Revenue Code enabling each portfolio to qualify as a regulated investment company and, in the manner provided therein, to distribute all of its taxable income to its shareholders. Accordingly, no provision for income or excise taxes has been made.

At December 31, 1997 the Short-Term Government Portfolio has unused capital loss carryforwards of $797,773. These realized losses are intended to be used to offset future net capital gains, to the extent provided by regulations through the following expiration dates:

                   DECEMBER 31,
     ----------------------------------------
      1999    2001     2003     2004    2005
     ------- ------- -------- -------- ------
     $34,059 $57,661 $257,536 $444,657 $3,860

The cost and net unrealized appreciation/(depreciation) of investments held at December 31, 1997 as computed for U.S. Federal income tax purposes was:

                                       AGGREGATE GROSS AGGREGATE GROSS     NET
                                         UNREALIZED      UNREALIZED    UNREALIZED
                               COST         GAIN            LOSS       GAIN/(LOSS)
                            ---------- --------------- --------------- -----------
   Short-Term Government
    Portfolio.............. $2,851,608    $  3,922        $  (9,297)    $ (5,375)
   Master Fixed Income
    Portfolio..............  4,339,365      38,343          (22,914)      15,429
   Enhanced Equity Portfo-
    lio....................  6,695,079     681,740         (194,400)     487,340

                           THE ANALYTIC SERIES FUND

DISTRIBUTIONS TO SHAREHOLDERS--Distributions are recorded on the ex-dividend date. Certain foreign currency gains (losses) are taxable as ordinary income and, therefore increase (decrease) taxable ordinary income available for distribution.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain
(loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investment and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

ORGANIZATION EXPENSES--Organization expenses were amortized over a period from November 30, 1992 through November 30, 1997.

CASH AND CASH EQUIVALENTS--Cash and cash equivalents at December 31, 1997, consist of cash on deposit and money market funds valued at cost, which approximates market value. Cash held by brokers consists of cash held in margin accounts to cover futures activity. The Master Fixed Income Portfolio cash equivalents balance includes $865,650 to secure the written put options.

2. ADVISORY SERVICES

The Adviser is a wholly-owned subsidiary of United Asset Management Corporation. The Adviser, subject to the control and direction of the Fund's Board of Trustees, manages and supervises the investment operations of the Fund and the composition of its portfolio's, and makes recommendations to the trustees as to investment policies.

As compensation for furnishing investment advisory, management and other services, and costs and expenses assumed pursuant to the Investment Management Agreement, each portfolio of the Fund pays the Adviser an annual fee based on the average daily net assets of that portfolio. These annual fee schedules are:

   Short-Term Government Portfolio........................................ 0.30%
   Master Fixed Income Portfolio.......................................... 0.45%
   Enhanced Equity Portfolio.............................................. 0.60%

The Adviser voluntarily agreed to reimburse expenses that exceeded the following percentages of average daily net assets for the respective periods:

                                                         DECEMBER 31,
                                                   ----------------------------
                                                   1997  1996  1995  1994  1993
                                                   ----  ----  ----  ----  ----
   Short-Term Government Portfolio................  .60%  .60% .50%  .45%  .45%
   Master Fixed Income Portfolio..................  .90%  .80% .70%  .60%  .60%
   Enhanced Equity Portfolio...................... 1.00% 1.00% .80%  .70%  .70%

At December 31, 1997, five officers and one trustee of the Fund also became officers and director of the Adviser.

                           THE ANALYTIC SERIES FUND

3. ADMINISTRATION SERVICES

Effective May 15, 1997, UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of United Asset Management Corporation, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the Fund under a Fund Administration Agreement (the "Administration Agreement"). Pursuant to the Administration Agreement, the Administrator is entitled to receive annual fees computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of other funds administered by UAM Fund Services, Inc., The Analytic Series Fund and the Analytic Optioned Equity Fund on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. In addition, the Administrator receives a Portfolio-specific monthly fee of 0.04% of average daily net assets of the Portfolio. Also effective May 15, 1997, the Administrator has entered into a Mutual Funds Services Agreement with Chase Global Funds Services Company ("CGFSC"), a wholly owned subsidiary of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing, and transfer agent services. Pursuant to the Mutual Funds Services Agreement, the Administrator pays CGFSC a monthly fee. For the period May 15, 1997 to December 31, 1997, UAM Fund Services, Inc. earned the following amounts from the Portfolio's as Administrator and paid the following portion to CGFSC for their services.

                                                                    PORTION PAID
                                                ADMINISTRATION FEES   TO CGFSC
                                                ------------------- ------------
   Short-Term Government Portfolio.............       $20,330         $20,058
   Master Fixed Income Portfolio...............        33,461          28,464
   Enhanced Equity Portfolio...................        22,140          20,551

Prior to May 15, 1997, the Adviser served as the administrator, fund accounting and transfer agent to the Analytic Funds. For its services, the Adviser received annual fees, computed daily and payable monthly, based on the number of accounts and the average daily net assets of each portfolio. For the period January 1, 1997 to May 14, 1997, the Adviser earned the following amounts from the Fund as Administrator:

   Short-Term Government Portfolio..................................... $   794
   Master Fixed Income Portfolio.......................................  22,308
   Enhanced Equity Portfolio...........................................   2,751

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 1997, the cost basis of purchases and proceeds of sales (including $147,399 premiums for call options exercised in the Master Fixed Income Portfolio) aggregated:

                                                          COST OF   PROCEEDS OF
                                                         PURCHASES     SALES
                                                        ----------- -----------
   Short-Term Government Portfolio..................... $ 2,649,891 $   301,375
   Master Fixed Income Portfolio.......................   6,503,901  25,141,708
   Enhanced Equity Portfolio...........................  11,836,266   9,074,650

                           THE ANALYTIC SERIES FUND

5. FUTURES AND WRITTEN OPTIONS CONTRACTS

The Fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include written options and futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Transactions in option contracts written in the Master Fixed Income Portfolio were as follows:

                                                          NUMBER OF
                                                          CONTRACTS  PREMIUMS
                                                          --------- ----------
   Outstanding at beginning of year......................     749   $  357,637
   Options written.......................................   3,632    1,014,583
   Options terminated in closing purchase transactions...  (2,747)    (832,943)
   Options exercised.....................................    (417)    (170,544)
   Options expired.......................................  (1,041)    (298,471)
                                                           ------   ----------
   Outstanding at end of year............................     176   $   70,262
                                                           ======   ==========

Transactions in option contracts written in the Enhanced Equity Portfolio were as follows:

                                                            NUMBER OF
                                                            CONTRACTS PREMIUMS
                                                            --------- --------
   Outstanding at beginning of year........................      0    $      0
   Options written.........................................    160      72,362
   Options terminated in closing purchase transactions.....    (58)    (18,922)
   Options expired.........................................     (5)        --
   Options exercised.......................................    (92)    (33,206)
                                                               ---    --------
   Outstanding at end of year..............................      5    $ 20,234
                                                               ===    ========

At December 31, 1997, the following Portfolio had future contracts open;

                                    NUMBER OF AGGREGATE  EXPIRATION  UNREALIZED
   PORTFOLIO                        CONTRACTS FACE VALUE    DATE    APPRECIATION
   ---------                        --------- ---------- ---------- ------------
   Purchases:
   ENHANCED EQUITY PORTFOLIO
     S&P 500.......................      3     $734,325  March 1998   $13,926
                                                                      =======

6. OTHER

At December 31, 1997 the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                             NO. OF        %
   PORTFOLIO                                              SHAREHOLDERS OWNERSHIP
   ---------                                              ------------ ---------
   Short-Term Government Portfolio.......................       2          81%
   Master Fixed Income Portfolio.........................       2          41
   Enhanced Equity Portfolio.............................       2          50

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of The Analytic Series Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The Analytic Series Fund (comprising the Short-Term Government, Master Fixed Income and Enhanced Equity portfolios) (the "Fund") as of December 31, 1997 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned and outstanding options at December 31, 1997 by correspondence with custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Analytic Series Fund as of December 31, 1997, and the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 6, 1998

OFFICERS AND TRUSTEES

CHAIRMAN OF THE
BOARD OF TRUSTEES               Michael F. Koehn

TRUSTEE                         Michael D. Butler

TRUSTEE                         Robertson Whittemore

PRESIDENT                       Harindra de Silva

EXECUTIVE VICE PRESIDENT
AND SECRETARY                   Charles L. Dobson

TREASURER                       Gregory M. McMurran

SENIOR VICE PRESIDENT           Angelo A. Calvello

SENIOR VICE PRESIDENT           Marie Nastasi Arlt


INVESTMENT ADVISER
Analytic . TSA Global Asset Management, Inc.
700 South Flower Street, Suite 2400
Los Angeles, CA 90017

TRANSFER AGENT, DIVIDEND DISBURSEMENT AGENT, AND SHAREHOLDER RELATIONS SERVICING AGENT
UAM Fund Services, Inc.
Chase Global Funds Services Company P.O. Box 2798 Boston, MA 02208

CUSTODIAN
The Chase Manhattan Bank
1211 Avenue of the Americas
New York, NY 10036

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street Los Angeles, CA 90071
INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

THE ANALYTIC SERIES FUND
The Analytic Funds
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208
Phone: (800) 374-2633
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.



                                 ANALYTICFUNDS


                                  THE ANALYTIC
                                  SERIES FUND


                               Enhanced Equity
                             Master Fixed Income
                             Short-Term Government


                                 ANNUAL REPORT
                               December 31, 1997


                               Member of
                               ================
                               100% NO-LOAD/TM/
                                    MUTUAL FUND
                                    COUNCIL
                               ================